Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock Short-Term Municipal Fund
(the “Fund”)
Supplement dated November 22, 2024 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,
each dated October 28, 2024, as supplemented to date
On November 22, 2024, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Short Duration Muni Fund” and certain changes to the Fund’s investment policies. In addition, Fund management has determined to remove the Fund’s secondary benchmark index against which the Fund compares its performance. All of these changes are expected to become effective on or about February 1, 2025.
Accordingly, effective on or about February 1, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock Short-Term Municipal Fund” are changed to “BlackRock Short Duration Muni Fund” and all references to “Short-Term Fund” are changed to “Short Duration Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Policies
The third paragraph of the section of each Summary Prospectus entitled “Summary Prospectus — Key Facts About BlackRock Short-Term Municipal Fund — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 4 years or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
Change in the Fund’s Benchmark
The section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Short-Term Municipal Fund — Performance Information” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Performance Information” are supplemented as follows:
Effective February 1, 2025, Fund management has determined to remove the Short-Term Customized Reference Benchmark (formerly referred to as the New Short-Term Customized Reference Benchmark) as a benchmark against which the Fund measures its performance. Fund management believes the Short-Term Customized Reference Benchmark no longer has characteristics similar to the current investment strategy of the Fund.

BlackRock Short-Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock Short-Term Municipal Fund
(the “Fund”)
Supplement dated November 22, 2024 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,
each dated October 28, 2024, as supplemented to date
On November 22, 2024, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Short Duration Muni Fund” and certain changes to the Fund’s investment policies. In addition, Fund management has determined to remove the Fund’s secondary benchmark index against which the Fund compares its performance. All of these changes are expected to become effective on or about February 1, 2025.
Accordingly, effective on or about February 1, 2025, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock Short-Term Municipal Fund” are changed to “BlackRock Short Duration Muni Fund” and all references to “Short-Term Fund” are changed to “Short Duration Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Policies
The third paragraph of the section of each Summary Prospectus entitled “Summary Prospectus — Key Facts About BlackRock Short-Term Municipal Fund — Principal Investment Strategies of the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 4 years or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
Change in the Fund’s Benchmark
The section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Short-Term Municipal Fund — Performance Information” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Performance Information” are supplemented as follows:
Effective February 1, 2025, Fund management has determined to remove the Short-Term Customized Reference Benchmark (formerly referred to as the New Short-Term Customized Reference Benchmark) as a benchmark against which the Fund measures its performance. Fund management believes the Short-Term Customized Reference Benchmark no longer has characteristics similar to the current investment strategy of the Fund.